First Trust Nasdaq Lux Digital Health Solutions ETF (EKG)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Biotechnology — 9.5%
2,398	Exact Sciences Corp. (a)	$127,430
1,238	Myriad Genetics, Inc. (a)	6,574
891	Natera, Inc. (a)	150,526
703	Twist Bioscience Corp. (a)	25,863
981	Veracyte, Inc. (a)	26,516
		336,909
	Health Care Equipment & Supplies — 49.2%
741	Align Technology, Inc. (a)	140,293
1,884	Alphatec Holdings, Inc. (a)	20,912
3,138	Dexcom, Inc. (a)	273,916
417	Establishment Labs Holdings, Inc. (a)	17,810
1,727	Globus Medical, Inc., Class A (a)	101,928
2,189	Hologic, Inc. (a)	142,635
388	Inspire Medical Systems, Inc. (a)	50,351
509	Insulet Corp. (a)	159,918
484	Intuitive Surgical, Inc. (a)	263,010
345	iRhythm Technologies, Inc. (a)	53,116
548	Masimo Corp. (a)	92,185
689	PROCEPT BioRobotics Corp. (a)	39,686
784	QuidelOrtho Corp. (a)	22,595
1,187	ResMed, Inc.	306,246
912	Tandem Diabetes Care, Inc. (a)	17,000
402	TransMedics Group, Inc. (a)	53,872
		1,755,473
	Health Care Providers & Services — 8.8%
1,852	Guardant Health, Inc. (a)	96,378
2,829	Hims & Hers Health, Inc. (a)	141,025
2,482	LifeStance Health Group, Inc. (a)	12,832
1,658	NeoGenomics, Inc. (a)	12,120
1,439	Privia Health Group, Inc. (a)	33,097
910	Progyny, Inc. (a)	20,020
		315,472
	Health Care Technology — 14.2%
1,831	Doximity, Inc., Class A (a)	112,314
783	Schrodinger, Inc. (a)	15,754
2,579	Teladoc Health, Inc. (a)	22,463
1,237	Veeva Systems, Inc., Class A (a)	356,231
		506,762
	Insurance — 1.8%
3,054	Oscar Health, Inc., Class A (a)	65,478
Shares	Description	Value

	Life Sciences Tools & Services — 16.5%
1,275	10X Genomics, Inc., Class A (a)	$14,765
2,086	Adaptive Biotechnologies Corp. (a)	24,302
1,563	Illumina, Inc. (a)	149,126
1,470	IQVIA Holdings, Inc. (a)	231,657
3,472	QIAGEN N.V.	166,864
		586,714
	Total Common Stocks	3,566,808
	(Cost $3,334,609)
MONEY MARKET FUNDS — 0.1%
2,396	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.16% (b)	2,396
	(Cost $2,396)

	Total Investments — 100.1%	3,569,204
	(Cost $3,337,005)
	Net Other Assets and Liabilities — (0.1)%	(1,853)
	Net Assets — 100.0%	$3,567,351

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of June 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 3,566,808	$ 3,566,808	$ —	$ —
Money Market Funds	2,396	2,396	—	—
Total Investments	$3,569,204	$3,569,204	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Indxx Metaverse ETF (ARVR)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.5%
	Communications Equipment — 1.2%
8,467	Sercomm Corp. (TWD)	$27,535
	Electronic Equipment, Instruments & Components — 5.7%
813	Amphenol Corp., Class A	80,284
67,974	AUO Corp. (TWD)	28,737
2,884	Sunny Optical Technology Group Co., Ltd. (HKD)	25,479
		134,500
	Entertainment — 34.1%
2,232	Capcom Co., Ltd. (JPY)	76,459
1,030	DeNA Co., Ltd. (JPY)	19,111
394	Electronic Arts, Inc.	62,922
1,182	GungHo Online Entertainment, Inc. (JPY)	22,666
1,536	Koei Tecmo Holdings Co., Ltd. (JPY)	25,130
1,062	Mixi, Inc. (JPY)	25,664
2,839	NetEase, Inc. (HKD)	76,310
57	Netflix, Inc. (b)	76,330
864	Netmarble Corp. (KRW) (c) (d)	39,692
3,912	Nexon Co., Ltd. (JPY)	79,052
840	Nintendo Co., Ltd. (JPY)	80,964
938	ROBLOX Corp., Class A (b)	98,678
410	Square Enix Holdings Co., Ltd. (JPY)	30,735
259	Take-Two Interactive Software, Inc. (b)	62,898
2,221	Ubisoft Entertainment S.A. (EUR) (b)	24,556
		801,167
	Health Care Technology — 1.1%
2,769	Teladoc Health, Inc. (b)	24,118
	Household Durables — 2.7%
2,470	Sony Group Corp. (JPY)	63,978
	Interactive Media & Services — 8.9%
1,219	Grindr, Inc. (b)	27,672
92	Meta Platforms, Inc., Class A	67,904
6,096	Snap, Inc., Class A (b)	52,974
950	Tencent Holdings Ltd. (HKD)	60,873
		209,423
	Semiconductors & Semiconductor Equipment — 28.5%
555	Advanced Micro Devices, Inc. (b)	78,754
2,497	Intel Corp.	55,933
Shares	Description	Value

	Semiconductors & Semiconductor Equipment (Continued)
1,198	Microchip Technology, Inc.	$84,303
691	Micron Technology, Inc.	85,166
470	NVIDIA Corp.	74,255
375	QUALCOMM, Inc.	59,722
2,921	STMicroelectronics N.V. (EUR)	89,272
339	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	76,780
317	Texas Instruments, Inc.	65,816
		670,001
	Software — 11.7%
148	Adobe, Inc. (b)	57,258
138	Microsoft Corp.	68,643
126	Synopsys, Inc. (b)	64,598
1,092	Unity Software, Inc. (b)	26,426
749	Zoom Communications, Inc. (b)	58,407
		275,332
	Technology Hardware, Storage & Peripherals — 5.6%
271	Apple, Inc.	55,601
9,929	Xiaomi Corp., Class B (HKD) (b) (c) (d)	75,828
		131,429
	Total Common Stocks	2,337,483
	(Cost $2,074,280)
MONEY MARKET FUNDS — 0.5%
11,590	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (e)	11,590
	(Cost $11,590)

	Total Investments — 100.0%	2,349,073
	(Cost $2,085,870)
	Net Other Assets and Liabilities — 0.0%	567
	Net Assets — 100.0%	$2,349,640

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

First Trust Indxx Metaverse ETF (ARVR)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Rate shown reflects yield as of June 30, 2025.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
EUR	– Euro
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
TWD	– New Taiwan Dollar
USD	– United States Dollar

Country Allocation†	% of Net Assets
United States	59.6%
Japan	18.0
Cayman Islands	10.2
Taiwan	5.7
Netherlands	3.8
South Korea	1.7
France	1.0
Total Investments	100.0
Net Other Assets and Liabilities	0.0††
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
††	Amount is less than 0.1%.

Currency Exposure Diversification	% of Total Investments
USD	62.8%
JPY	18.0
HKD	10.2
EUR	4.9
TWD	2.4
KRW	1.7
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 2,337,483	$ 2,337,483	$ —	$ —
Money Market Funds	11,590	11,590	—	—
Total Investments	$2,349,073	$2,349,073	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Bloomberg Artificial Intelligence ETF (FAI)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.9%
	Broadline Retail — 7.1%
4,527	Amazon.com, Inc. (b)	$993,179
	Communications Equipment — 1.7%
1,855	Arista Networks, Inc. (b)	189,785
713	Juniper Networks, Inc.	28,470
2,455	Viavi Solutions, Inc. (b)	24,722
		242,977
	Electrical Equipment — 0.6%
691	Vertiv Holdings Co., Class A	88,731
	Interactive Media & Services — 14.7%
5,316	Alphabet, Inc., Class A	936,839
1,534	Meta Platforms, Inc., Class A	1,132,230
		2,069,069
	IT Services — 4.4%
157	MongoDB, Inc. (b)	32,968
607	Okta, Inc. (b)	60,682
2,204	Shopify, Inc., Class A (CAD) (b)	254,202
1,089	Snowflake, Inc., Class A (b)	243,686
161	Wix.com Ltd. (b)	25,512
		617,050
	Semiconductors & Semiconductor Equipment — 35.9%
4,513	Advanced Micro Devices, Inc. (b)	640,395
577	Ambarella, Inc. (b)	38,119
86	ASM International N.V. (EUR)	55,049
625	ASML Holding N.V. (EUR)	498,863
457	Astera Labs, Inc. (b)	41,322
248	BE Semiconductor Industries N.V. (EUR)	37,115
2,646	Broadcom, Inc.	729,370
3,242	Marvell Technology, Inc.	250,931
2,539	MediaTek, Inc. (TWD)	108,645
2,088	Micron Technology, Inc.	257,346
88	Monolithic Power Systems, Inc.	64,361
8,207	NVIDIA Corp.	1,296,624
2,076	QUALCOMM, Inc.	330,624
912	SK Hynix, Inc. (KRW)	197,321
13,545	Taiwan Semiconductor Manufacturing Co., Ltd. (TWD)	491,500
		5,037,585
	Software — 34.9%
1,109	Adobe, Inc. (b)	429,050
301	Atlassian Corp., Class A (b)	61,130
811	Box, Inc., Class A (b)	27,712
Shares	Description	Value

	Software (Continued)
511	Cadence Design Systems, Inc. (b)	$157,465
416	CrowdStrike Holdings, Inc., Class A (b)	211,873
1,120	Datadog, Inc., Class A (b)	150,449
951	Dropbox, Inc., Class A (b)	27,199
576	Dynatrace, Inc. (b)	31,801
590	Gitlab, Inc., Class A (b)	26,615
513	Intuit, Inc.	404,054
2,151	Microsoft Corp.	1,069,929
3,017	Oracle Corp.	659,607
5,229	Palantir Technologies, Inc., Class A (b)	712,817
203	Qualys, Inc. (b)	29,003
1,431	SentinelOne, Inc., Class A (b)	26,159
536	ServiceNow, Inc. (b)	551,051
289	Synopsys, Inc. (b)	148,164
362	Trend Micro, Inc. (JPY)	25,080
2,410	UiPath, Inc., Class A (b)	30,848
898	Zoom Communications, Inc. (b)	70,026
178	Zscaler, Inc. (b)	55,881
		4,905,913
	Technology Hardware, Storage & Peripherals — 0.6%
381	NetApp, Inc.	40,596
927	Super Micro Computer, Inc. (b)	45,432
		86,028

	Total Investments — 99.9%	14,040,532
	(Cost $12,677,927)
	Net Other Assets and Liabilities — 0.1%	16,825
	Net Assets — 100.0%	$14,057,357

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.

Abbreviations throughout the Portfolio of Investments:
CAD	– Canadian Dollar
EUR	– Euro
JPY	– Japanese Yen
KRW	– South Korean Won
TWD	– New Taiwan Dollar

First Trust Bloomberg Artificial Intelligence ETF (FAI)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 14,040,532	$ 14,040,532	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Exchange-Traded Fund II
Additional Information
June 30, 2025 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
First Trust Nasdaq Lux Digital Health Solutions ETF
Nasdaq® and Nasdaq Lux Health TechTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Indxx Metaverse ETF
Indxx and Indxx Metaverse Index (“Index”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.
First Trust Bloomberg Artificial Intelligence ETF
“Bloomberg®” and Bloomberg Artificial Intelligence Index licensed herein (the “Indices”) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the Indices (collectively, “Bloomberg”) and have been licensed for use for certain purposes by First Trust Advisors L.P. (the “Licensee”). Bloomberg is not affiliated with the Licensee, and Bloomberg does not approve, endorse, review, or recommend the financial products referenced herein (the “Financial Products”). Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Indices or the Financial Products.